STOCK OPTIONS AND WARRANTS (Details Narrative) - USD ($)									1 Months Ended				3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 03, 2021	Sep. 13, 2021	Sep. 10, 2021	Sep. 06, 2021	Jul. 08, 2021	Jul. 02, 2021	Feb. 03, 2021	Jan. 05, 2021	Aug. 31, 2021	Jan. 20, 2021	Mar. 31, 2019	Oct. 31, 2017	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2020	May 31, 2020
Total unrecognized compensation cost													$ 7,350,580		$ 7,350,580		$ 1,344,000
Non-vested stock options periods 2021													1,615,438		1,615,438		808,000
Non-vested stock options periods 2022													3,187,401		3,187,401		429,000
Non-vested stock options periods 2023													1,703,333		1,703,333		107,000
Non-vested stock options periods 2024													503,793		503,793
Non-vested stock options periods 2025													304,616		304,616
Intrinsic value of options outstanding													(2,983,253)		(2,983,253)		1,426,230
Intrinsic value of options exercisable													$ (285,408)		$ (285,408)		603,819
Other expense																	$ 1,275,479
Exercise price of warrant					$ 5.50
Common stock shares issuable upon exercise of warrants or rights													587,945		587,945
Exercise price (in Dollars per share)															$ 4.87		$ 2.24
Debt discount															$ 2,503,160	$ 1,029,882	$ 1,840,745	$ 39,372
Initial derivative expense													$ 0	$ 0	$ (3,585,983)	(3,340,554)	$ (3,340,554)	$ 0
Common stock, shares authorized													100,000,000		100,000,000		100,000,000	100,000,000
Other income													$ (38,285)	$ 0	$ (38,285)	$ 0
Fair value of derivative liability																	$ 11,537,997	$ 612,042
May 2019 | Executive Chairman
Risk free interest rate																	2.26%
Volatility factor																	220.00%
Dividend yield																	0.00%
Exercise price (in Dollars per share)																	$ 16.00
Award grant date value (in Dollars)																	$ 2,217,952
Weighted average remaining life																	1 year 6 months
Vesting initial vesting date																	November 14, 2020
Vesting period																	five
Options granted to purchase common stock (in Shares)																	180,468
Compensation expense over vesting period (in Dollars)																	$ 1,293,805	924,147
August 2019 | Nonemployee Advisors
Risk free interest rate																	1.68%
Volatility factor																	427.00%
Dividend yield																	0.00%
Exercise price (in Dollars per share)																	$ 7.88
Award grant date value (in Dollars)																	$ 98,500
Vesting initial vesting date																	May 23, 2020
Vesting period																	five
Options granted to purchase common stock (in Shares)																	12,500
Compensation expense over vesting period (in Dollars)																	$ 47,987	50,513
December 2019 | Eight Officers and Directors
Risk free interest rate																	1.67%
Volatility factor																	354.00%
Dividend yield																	0.00%
Exercise price (in Dollars per share)																	$ 3.63
Award grant date value (in Dollars)																	$ 435,969
Vesting period																	three
Options granted to purchase common stock (in Shares)																	120,531
Compensation expense over vesting period (in Dollars)																	$ 145,323	148,118
September 1, 2021 [Member]
Exercise price (in Dollars per share)															$ 4.65
Options granted to purchase common stock (in Shares)															300,000
Option term															five years
Options vested, description															The options have a term of five years. The options vested 25% at grant date on September 1, 2021 and 75% on March 1, 2023.
Pre-Funded Warrants [Warrants]
Exercise price of warrant						$ 0.01
Common stock shares issuable upon exercise of warrants or rights						587,945
Representative Warrants [Member] | Underwritten public offering [Member]
Exercise price of warrant						$ 6.25
Number of warrants issued, shares						240,000
Representative Warrants [Member] | Consultant [Member] | April 1, 2021 [Member]
Exercise price of warrant													$ 5.00		$ 5.00
Number of warrants issued, shares															20,000
Note Holder Warrants
Exercise price of warrant						$ 5.00							$ 5.00		$ 5.00
Number of warrants issued, shares						772,303	70,996	140,625		559,125					770,746
2014 Equity Incentive Plan [Member]
Number of shares authorized under plan (in Shares)																	2,554
2017 Equity Incentive Plan | Transaction 1 [Member]
Exercise price (in Dollars per share)					$ 4.96				$ 4.05
Options granted to purchase common stock (in Shares)					110,000				35,000
Equity incentive plan increased shares (in Shares)												439,584
Common stock, shares authorized												190,000
Option granted, description												Any option granted under the 2017 Plan must provide for an exercise price of not less than 100% of the fair market value of the underlying shares on the date of grant and not less than $4.00 per share, but the exercise price of any ISO granted to an eligible employee owning more than 10% of our outstanding common stock must not be less than 110% of fair market value on the date of the grant. The plans further provide that with respect to ISOs the aggregate fair market value of the common stock underlying the options which are exercisable by any option holder during any calendar year cannot exceed $100,000.
Number of shares authorized by the plan (in Shares)																	1,308,000		1,108,000	685,600
2017 Equity Incentive Plan | Transaction 2 [Member]
Exercise price (in Dollars per share)									$ 4.05
Options granted to purchase common stock (in Shares)									10,000
2017 Equity Incentive Plan | February 2019
Risk free interest rate																	2.54%
Volatility factor																	397.00%
Dividend yield																	0.00%
Exercise price (in Dollars per share)																	$ 8.80
Award grant date value (in Dollars)																	$ 149,730
Weighted average remaining life																	1 year 6 months
Vesting initial vesting date																	August 4, 2020
Vesting period																	five
Options granted to purchase common stock (in Shares)																	17,370
Compensation expense over vesting period (in Dollars)																	$ 58,228	91,502
2017 Equity Incentive Plan | May 14, 2020 | Chief Financial Officer One
Risk free interest rate																	0.31%
Volatility factor																	344.00%
Dividend yield																	0.00%
Exercise price (in Dollars per share)																	$ 6.25
Award grant date value (in Dollars)																	$ 1,077,999
Weighted average remaining life																	5 years
Vesting period																	five
Options granted to purchase common stock (in Shares)																	172,501
Compensation expense over vesting period (in Dollars)																	$ 234,348
2017 Equity Incentive Plan | July 7, 2020 | Chad MacRae, Senior Vice President
Risk free interest rate																	0.31%
Volatility factor																	345.00%
Dividend yield																	0.00%
Exercise price (in Dollars per share)																	$ 4.63
Award grant date value (in Dollars)																	$ 462,447
Weighted average remaining life																	5 years
Vesting period																	five
Options granted to purchase common stock (in Shares)																	100,000
Compensation expense over vesting period (in Dollars)																	$ 231,224
2017 Equity Incentive Plan | October 1, 2020 | Director
Risk free interest rate																	0.27%
Volatility factor																	345.00%
Dividend yield																	0.00%
Exercise price (in Dollars per share)																	$ 5.00
Award grant date value (in Dollars)																	$ 79,990
Weighted average remaining life																	5 years
Vesting period																	five
Options granted to purchase common stock (in Shares)																	20,000
Compensation expense over vesting period (in Dollars)																	$ 13,332
2017 Equity Incentive Plan | November 9, 2020 | Employee
Risk free interest rate																	0.44%
Volatility factor																	345.00%
Dividend yield																	0.00%
Exercise price (in Dollars per share)																	$ 4.63
Award grant date value (in Dollars)																	$ 64,743
Weighted average remaining life																	5 years
Vesting period																	five
Options granted to purchase common stock (in Shares)																	14,000
Compensation expense over vesting period (in Dollars)																	$ 4,586
2017 Equity Incentive Plan | March 9, 2021
Risk free interest rate															0.80%
Volatility factor															346.00%
Dividend yield															0.00%
Exercise price (in Dollars per share)															$ 8.625
Award grant date value (in Dollars)															$ 1,371,231
Weighted average remaining life															5 years
Vesting initial vesting date															September 9, 2021
Vesting period															one
Options granted to purchase common stock (in Shares)															159,000
Compensation expense over vesting period (in Dollars)													$ 428,510		$ 342,808
2017 Equity Incentive Plan | February 10, 2021 | Director
Risk free interest rate															0.80%
Volatility factor															354.00%
Dividend yield															0.00%
Exercise price (in Dollars per share)															$ 6.75
Award grant date value (in Dollars)															$ 134,986
Weighted average remaining life															5 years
Vesting initial vesting date															May 10, 2021
Vesting period															three
Options granted to purchase common stock (in Shares)															20,000
Compensation expense over vesting period (in Dollars)													17,549		$ 11,249
2017 Equity Incentive Plan | March 24, 2021 | Director
Risk free interest rate															0.83%
Volatility factor															359.00%
Dividend yield															0.00%
Exercise price (in Dollars per share)															$ 8.125
Award grant date value (in Dollars)															$ 162,491
Weighted average remaining life															5 years
Vesting initial vesting date															September 24, 2021
Vesting period															three
Options granted to purchase common stock (in Shares)															20,000
Compensation expense over vesting period (in Dollars)													$ 14,669		$ 13,541
2017 Equity Incentive Plan | May 5, 2021
Risk free interest rate															0.80%
Volatility factor															350.00%
Dividend yield															0.00%
Exercise price (in Dollars per share)															$ 8.125
Award grant date value (in Dollars)															$ 95,925
Weighted average remaining life															5 years
Vesting initial vesting date															August 8, 2021
Vesting period															one year
Options granted to purchase common stock (in Shares)															11,800
Compensation expense over vesting period (in Dollars)															$ 15,988
2017 Equity Incentive Plan | June 30, 2021
Risk free interest rate															0.07%
Volatility factor															135.00%
Dividend yield															0.00%
Exercise price (in Dollars per share)															$ 4.50
Weighted average remaining life															1 year
Options granted to purchase common stock (in Shares)															29,000
Compensation expense over vesting period (in Dollars)															$ 65,315
2017 Equity Incentive Plan | Consultant [Member] | May 14, 2020
Risk free interest rate																	0.15%
Volatility factor																	250.00%
Dividend yield																	0.00%
Exercise price (in Dollars per share)																	$ 6.25
Award grant date value (in Dollars)																	$ 49,304
Weighted average remaining life																	1 year
Vesting period																	one
Options granted to purchase common stock (in Shares)																	10,000
Compensation expense over vesting period (in Dollars)																	$ 49,304
2017 Equity Incentive Plan | Chief Financial Officer | May 14, 2020
Risk free interest rate																	0.31%
Volatility factor																	344.00%
Dividend yield																	0.00%
Exercise price (in Dollars per share)																	$ 6.25
Award grant date value (in Dollars)																	$ 65,210
Weighted average remaining life																	5 years
Vesting initial vesting date																	May 31, 2020
Vesting period																	five
Options granted to purchase common stock (in Shares)																	10,435
Compensation expense over vesting period (in Dollars)																	$ 65,210
Convertible Debenture Warrants and Placement Agent Warrants [Member]
Risk free interest rate																	0.22%
Dividend yield																	0.00%
Exercise price of warrant													$ 6.25		$ 6.25
Number of warrants issued, shares															72,728		738,282
Fair value of warrants at inception																	$ 4,665,877
Other expense													$ 676,177		$ 676,177
Debt discount																	1,325,323
Initial derivative expense																	$ 3,340,554
Other income related to change in fair value of derivative													5,429,368		5,429,368
Fair value of embedded derivative													7,405,224		$ 7,405,224
Convertible Debenture Warrants and Placement Agent Warrants One [Member]
Risk free interest rate																	0.22%
Dividend yield																	0.00%
Number of warrants issued, shares															72,728		147,657
Fair value of warrants at inception																	$ 933,177
Debt discount																	$ 933,177
Convertible Debenture Warrants and Placement Agent Warrants Two [Member]
Risk free interest rate																	0.15%
Volatility factor																	228.00%
Dividend yield																	0.00%
Weighted average remaining life																	2 years 4 months 24 days
Fair value of warrants at inception																	$ 6,874,533
2021 Equity Incentive Plan
Options term	5 years
Exercise price (in Dollars per share)	$ 3.45
Vesting initial vesting date	October 3, 2022
Vesting period	four years
Options granted to purchase common stock (in Shares)	32,500
2021 Equity Incentive Plan | Transaction 1 [Member]
Exercise price (in Dollars per share)		$ 4.59	$ 3.96	$ 4.65					$ 4.05
Options granted to purchase common stock (in Shares)		200,000	7,500	100,000					25,000
2021 Equity Incentive Plan | Transaction 2 [Member]
Exercise price (in Dollars per share)		$ 3.97	$ 3.96
Options granted to purchase common stock (in Shares)		50,000	349,000
2021 Equity Incentive Plan | Transaction 3 [Member]
Exercise price (in Dollars per share)			$ 3.96
Options granted to purchase common stock (in Shares)			274,500
2021 Debenture Warrants
Options term															3 years
Dividend yield															0.00%
Number of warrants issued, shares															770,746
Fair value of warrants at inception															$ 5,040,080
Initial derivative expense															3,585,983
Debt discount													$ 1,454,097		$ 1,454,097
2017 Equity Incentive Plan One | May 5, 2021
Risk free interest rate															0.80%
Volatility factor															350.00%
Dividend yield															0.00%
Exercise price (in Dollars per share)															$ 8.125
Award grant date value (in Dollars)															$ 97,551
Weighted average remaining life															5 years
Vesting initial vesting date															August 8, 2021
Vesting period															two years
Options granted to purchase common stock (in Shares)															12,000
Compensation expense over vesting period (in Dollars)															$ 8,129
2017 Equity Incentive Plan Two | May 5, 2021
Risk free interest rate															0.80%
Volatility factor															350.00%
Dividend yield															0.00%
Exercise price (in Dollars per share)															$ 8.125
Award grant date value (in Dollars)															$ 134,946
Weighted average remaining life															5 years
Vesting initial vesting date															August 8, 2021
Vesting period															one year
Options granted to purchase common stock (in Shares)															16,600
Compensation expense over vesting period (in Dollars)															$ 22,491
2017 Equity Incentive Plan Three | May 5, 2021
Risk free interest rate															0.80%
Volatility factor															350.00%
Dividend yield															0.00%
Exercise price (in Dollars per share)															$ 8.125
Weighted average remaining life															5 years
Options granted to purchase common stock (in Shares)															8,800
Compensation expense over vesting period (in Dollars)															$ 71,538
Placement Agent Warrants
Options term															3 years
Volatility factor															215.00%
Dividend yield															0.00%
Exercise price of warrant													$ 6.25		$ 6.25
Number of warrants issued, shares						36,364		28,125		111,825					139,950
Fair value of warrants at inception															$ 919,979
Debt discount													$ 919,979		$ 919,979
Reduced number of warrants, decription															the debenture agreement and reduced the number of placement agent warrants from 139,950 to 36,364.
Stock Options Granted
Compensation expense													1,564,091		$ 2,729,160		$ 11,110	$ 54,738
2021 Equity Incentive Plan | August 26, 2021
Exercise price (in Dollars per share)															$ 3.96
Vesting initial vesting date															August 26, 2022
Vesting period															quarterly over four years, with a one year cliff
Options granted to purchase common stock (in Shares)															25,050
Maximum [Member]
Warrant																	575,440
Maximum [Member] | Convertible Debenture Warrants and Placement Agent Warrants [Member]
Volatility factor																	341.00%
Weighted average remaining life																	3 years
Maximum [Member] | Convertible Debenture Warrants and Placement Agent Warrants One [Member]
Volatility factor																	341.00%
Weighted average remaining life																	3 years
Maximum [Member] | 2021 Debenture Warrants
Risk free interest rate															0.19%
Volatility factor															216.00%
Maximum [Member] | Placement Agent Warrants
Risk free interest rate															0.19%
Minimum [Member]
Warrant																	191,814
Minimum [Member] | Convertible Debenture Warrants and Placement Agent Warrants [Member]
Volatility factor																	252.00%
Weighted average remaining life																	2 years 11 months 4 days
Minimum [Member] | Convertible Debenture Warrants and Placement Agent Warrants One [Member]
Volatility factor																	252.00%
Weighted average remaining life																	2 years 11 months 4 days
Minimum [Member] | 2021 Debenture Warrants
Risk free interest rate															0.17%
Volatility factor															215.00%
Minimum [Member] | Placement Agent Warrants
Risk free interest rate															0.17%
Preferred Stock Series D | Warrant [Member]
Other expense																	$ 1,382,782
Risk free interest rate																		1.655%
Dividend yield																	0.00%	0.00%
Exercise price of warrant											$ 2.00
Exercise price (in Dollars per share)																		$ 12.00
Common stock purchase warrants (in Shares)											900,000
Expire date											Sep. 01, 2023
Warrants are exercisable																	889,376	188,376
Change in derivative value of other expenses																	$ 2,642,175
Other income																	1,138,604
Fair value of derivative liability																	4,663,464	$ 612,042
Preferred Stock Series D | Maximum [Member]
Warrants issued																	$ 26,465
Risk free interest rate																	0.34%
Options term																	5 years
Volatility factor																	344.00%
Dividend yield																	0.00%
Exercise price of warrant																	$ 12.00
Preferred Stock Series D | Maximum [Member] | Warrant [Member]
Risk free interest rate																	0.36%
Volatility factor																	340.00%	366.00%
Weighted average remaining life																	4 years 4 months 24 days	4 years 5 months 1 day
Preferred Stock Series D | Minimum [Member]
Exercise price of warrant																	$ 4.00
Warrants issued																	3,438
Preferred Stock Series D | Minimum [Member] | Warrant [Member]
Risk free interest rate																	0.17%
Volatility factor																	230.00%	359.00%
Weighted average remaining life																	3 years 2 months 12 days	4 years 3 months
Series D Warrants
Other expense													211,614		$ 211,614
Other income related to change in fair value of derivative													1,886,212		1,886,212
Fair value of embedded derivative													2,404,182		$ 2,404,182
Warrants conversion, shares issued in transaction															522,108
Common Shares | Warrants
Exercise price						$ 5.50
Conversion price						$ 5,588,359
Penalty amount													$ 253,767		$ 253,767
Accrued interest						$ 115,593